Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Loans, allowance for loan losses	$ 39,632	$ 38,539	$ 28,726
Available-for-sale, amortized cost	$ 906,135	$ 570,842
Common stock, par value (in dollars per share)	$ 2.00	$ 2.00
Common stock, shares authorized (in shares)	50,000,000	50,000,000
Common stock, shares issued (in shares)	11,201,504	10,993,404
Common stock, shares outstanding (in shares)	11,201,504	10,993,404
Net unrealized gains on available-for-sale securities, income taxes	$ 2,235	$ 2,536